Joint Ventures (Tables)	6 Months Ended
Jun. 30, 2025
Joint Ventures [Abstract]
Summarized Balance Sheet of Joint Ventures

The summarized financial information presented in the following table presents the joint venture on a 100% basis.

Summarized Balance sheet	June 30, 2025
Assets
Cash and cash equivalents	80,983
Other current assets	307,202
Total Current Assets	388,185
Total Assets	388,185
Shareholders’ Equity
Additional paid-in capital	2,038,565
Accumulated losses	(1,875,220)
Total Shareholders’ Equity	163,345
Liabilities
Accounts payable and accrued expenses	224,840
Total Current Liabilities	224,840
Total Liabilities	224,840
Total Liabilities and Shareholders’ Equity	388,185

Summarized Statement of Income of Joint Ventures

Summarized Statement of Income	Six Month Period Ended June 30, 2025
Voyage and time charter revenues	2,355,919
Charter-in expenses	(401,162)
Voyage expenses	(1,984,012)
General and administrative expenses	(115,016)
Loss on freight forward agreements	(12,271)
Other expenses, net	122,00
Loss for the period	(156,420)